Share-Based Compensation And Awards (Stock Option Range of Exercise Prices) (Details)	Aug. 31, 2018 CAD ($)	Aug. 31, 2017 CAD ($)	Aug. 31, 2016 CAD ($)
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding, Number outstanding (in shares)	9,378,966	10,158,005	11,353,136
Options outstanding, Weighted average exercise price	$ 25.18	$ 24.45	$ 23.70
Range 1 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding, Number outstanding (in shares)	1,497,200
Options outstanding, Weighted average remaining contractual life (years)	1.22
Options outstanding, Weighted average exercise price	$ 19.56
Options exercisable, Number exercisable (in shares)	1,497,200
Options exercisable, Weighted average exercise price	$ 19.56
Range 2 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding, Number outstanding (in shares)	1,667,417
Options outstanding, Weighted average remaining contractual life (years)	6.04
Options outstanding, Weighted average exercise price	$ 23.36
Options exercisable, Number exercisable (in shares)	952,117
Options exercisable, Weighted average exercise price	$ 23.08
Range 3 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding, Number outstanding (in shares)	1,212,764
Options outstanding, Weighted average remaining contractual life (years)	7.51
Options outstanding, Weighted average exercise price	$ 25.25
Options exercisable, Number exercisable (in shares)	533,164
Options exercisable, Weighted average exercise price	$ 25.00
Range 4 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding, Number outstanding (in shares)	1,943,630
Options outstanding, Weighted average remaining contractual life (years)	8.33
Options outstanding, Weighted average exercise price	$ 26.46
Options exercisable, Number exercisable (in shares)	439,430
Options exercisable, Weighted average exercise price	$ 26.55
Range 5 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding, Number outstanding (in shares)	3,057,955
Options outstanding, Weighted average remaining contractual life (years)	7.84
Options outstanding, Weighted average exercise price	$ 28.08
Options exercisable, Number exercisable (in shares)	924,105
Options exercisable, Weighted average exercise price	$ 28.16
Minimum [Member] | Range 1 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	18.79
Minimum [Member] | Range 2 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	20.81
Minimum [Member] | Range 3 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	24.22
Minimum [Member] | Range 4 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	26.23
Minimum [Member] | Range 5 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	27.20
Maximum [Member] | Range 1 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	20.80
Maximum [Member] | Range 2 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	24.21
Maximum [Member] | Range 3 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	26.22
Maximum [Member] | Range 4 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	27.19
Maximum [Member] | Range 5 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices	$ 30.87